SEGMENTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information [Line Items]
Revenues	$ 4,966	$ 5,045	$ 9,948	$ 10,046
Gross profit	2,902	2,661	5,738	5,358
Research and development expenses	386	344	718	697
Selling and marketing expenses	860	921	1,782	1,905
Segments Profitability	662	925	1,411	1,897
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	1,860	1,612	3,636	3,235
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	2,466	2,515	5,087	4,913
Gross profit	1,198	1,049	2,482	2,092
Research and development expenses	134	125	245	248
Selling and marketing expenses	335	388	709	805
Segments Profitability	729	536	1,528	1,039
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	2,090	2,027	4,046	4,141
Gross profit	1,808	1,768	3,486	3,611
Research and development expenses	220	211	435	437
Selling and marketing expenses	457	481	943	978
Segments Profitability	$ 1,131	$ 1,076	$ 2,108	$ 2,196